PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations	17 years 3 months 18 days	16 years 1 month 6 days
Expected future benefit payments in 2025	$ 17.8
Reconciliation of funded status to net amount recognized
Net liability recognized	17.5	$ 18.2
Net liability recognized in other liabilities	19.3	19.0
Net liability recognized in other assets	1.8	0.8
Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(541.5)	(519.1)
Fair value of plan assets	607.0	572.0
Plan surplus (deficit)	65.5	52.9
Asset limit and minimum funding adjustment	(63.7)	(52.1)
Net amount recognized	1.8	0.8
Postretirement defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(19.3)	(19.0)
Plan surplus (deficit)	(19.3)	(19.0)
Net amount recognized	$ (19.3)	$ (19.0)
Plan assets
Plan assets
Debt securities (as a percent)	36.20%	37.00%
Other (as a percent)	16.70%	17.10%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	18.90%	19.10%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	28.20%	26.80%